Note 9 - Goodwill and Intangible Assets (Details) - Goodwill and Intangible Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill	$ 3,764,314	$ 3,764,314
Core deposits intangible	1,393,228	1,661,195
Total	$ 5,157,542	$ 5,425,509